Related Party Transactions (Tables)	9 Months Ended
Jan. 31, 2026
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2026 $	2025 $	2026 $	2025 $
Salaries and other short-term benefits	1,193	1,107	4,755	2,638
Severance (included in salaries)	—	—	—	—
Share-based expense	221	62	412	341
Director compensation (included in salaries)	49	56	161	224
	1,463	1,225	5,328	3,203